Average Annual Total Returns - Carillon Reams Unconstrained Bond Fund	Mar. 01, 2021
BofAMerrillLynch [Member]
Average Annual Return:
1 Year	1.08%
5 Years	1.50%
Class A
Average Annual Return:
1 Year	6.61%
5 Years
Since Inception	4.12%
Inception Date	Nov. 20, 2017
Class A | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.89%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	10.05%
5 Years
Since Inception	4.62%
Inception Date	Nov. 20, 2017
Class C | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.89%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	11.18%
5 Years	5.10%
Since Inception	5.50%
Inception Date	Sep. 29, 2011
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	9.80%
5 Years	4.24%
Since Inception	4.48%
Inception Date	Sep. 29, 2011
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.59%
5 Years	3.56%
Since Inception	3.89%
Inception Date	Sep. 29, 2011
Class I | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	0.95%
Inception Date	Sep. 29, 2011
Class R-3
Average Annual Return:
1 Year	10.57%
5 Years
Since Inception	5.12%
Inception Date	Nov. 20, 2017
Class R-3 | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.89%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	11.19%
5 Years
Since Inception	5.70%
Inception Date	Nov. 20, 2017
Class R-5 | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.89%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	11.29%
5 Years
Since Inception	5.81%
Inception Date	Nov. 20, 2017
Class R-6 | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.89%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	10.87%
5 Years	4.79%
Since Inception	2.78%
Inception Date	Dec. 31, 2012
Class Y | BofAMerrillLynch [Member]
Average Annual Return:
Since Inception	1.03%
Inception Date	Dec. 31, 2012